Significant Accounting Policies: Fair Value Measurements, Policy (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Fair Value Measurements, Policy

Fair Value Measurements

On January 1, 2008, the Company adopted the provisions of ASC Topic 820 “Fair Value Measurements and Disclosures”. ASC Topic 820 defines fair value as used in numerous accounting pronouncements, establishes a framework for measuring fair value and expands disclosure of fair value measurements. Excluded from the scope of ASC Topic 820 are certain leasing transactions accounted for under ASC Topic 840, “Leases.” The exclusion does not apply to fair value measurements of assets and liabilities recorded as a result of a lease transaction, but measured pursuant to other pronouncements within the scope of ASC Topic 820.